Goodwill and Intangible Assets, Net - Goodwill (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Goodwill [Roll Forward]
Beginning Balance	$ 37,306	$ 35,782	$ 34,026
Goodwill additions		139
Foreign currency translation	(1,937)	(1,385)	(1,756)
Ending Balance	$ 35,369	$ 37,306	$ 35,782